Offerings	Sep. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon exercise of outstanding options granted pursuant to the Amended and Restated 2020 Equity Incentive Plan
Amount Registered | shares	11,695,680
Proposed Maximum Offering Price per Unit	3.60
Maximum Aggregate Offering Price	$ 42,104,448.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,814.63
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock ("Common Stock") of ADARx Pharmaceuticals, Inc. (the "Registrant") that become issuable under the Registrant's Amended and Restated 2020 Equity Incentive Plan (the "2020 Plan"), the Registrant's 2026 Equity Incentive Plan (the "2026 Plan"), or the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (B) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price for the 11,695,680 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2020 Plan are calculated using the weighted-average exercise price of $3.60 per share for such stock options. (C) Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2020 Plan. No additional stock awards will be granted under the 2020 Plan. In addition, from and following the effective date of the 2026 Plan, to the extent that any stock options outstanding under the 2020 Plan expire, terminate prior to exercise or settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest (including voluntary cancellation), or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation or the purchase or exercise price, the shares of Common Stock reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan. See footnote 2(B) below.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2026 Equity Incentive Plan
Amount Registered | shares	19,305,828
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 328,199,076.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,324.30
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated on the basis of $17.00 per share (the "IPO Price"), which is the initial public offering price per share of the Registrant's Common Stock as set forth in the Registrant's registration statement on Form S-1 (File No. 333-298782), as amended (the "S-1 Registration Statement"), that became effective on September 24, 2026. (B) Represents 19,305,828 shares of Common Stock reserved for future issuance under the 2026 Plan. The 2026 Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2026 Plan on January 1st of each year, commencing on January 1, 2027 and ending on (and including) January 1, 2036, in an amount equal to 5% of the Fully Diluted Capital Stock (as defined in the 2026 Plan) outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement. In addition, from and following the effective date of the 2026 Plan, to the extent that any stock options outstanding under the 2020 Plan expire, terminate prior to exercise or settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest (including voluntary cancellation), or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation or the purchase or exercise price, the shares of Common Stock reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan. See footnote 1(C) above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2026 Employee Stock Purchase Plan
Amount Registered | shares	1,026,556
Proposed Maximum Offering Price per Unit	14.45
Maximum Aggregate Offering Price	$ 14,833,734.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,048.54
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated on the basis of the IPO Price, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2026 ESPP. (B) Represents 1,026,556 shares of Common Stock reserved for future issuance under the 2026 ESPP. The 2026 ESPP provides that an additional number of shares of Common Stock will automatically be added annually to the shares authorized for issuance under the 2026 ESPP on January 1st of each year, commencing on January 1, 2027 and ending on (and including) January 1, 2036, in an amount equal to the lesser of (x) 1% of the Fully Diluted Capital Stock (as defined in the 2026 ESPP) outstanding on December 31st of the preceding calendar year, and (y) 3,079,668 shares of Common Stock; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve for such calendar year or that the increase for such year will be a lesser number of shares of Common Stock than would otherwise occur. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon exercise of outstanding options granted pursuant to the 2026 Equity Incentive Plan
Amount Registered | shares	2,150,719
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 36,562,223.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,049.25
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The amount registered represents shares of Common Stock that may be issued upon the exercise of outstanding options granted under the 2026 Plan. The proposed maximum offering price per share and proposed maximum aggregate offering price for the 2,150,719 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2026 Plan are calculated using the weighted-average exercise price of $17.00 per share for such stock options.